Leases - Maturity Analysis on Future Lease Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
Future lease liabilities	kr 65,023	kr 39,133
Less than 12 months
Leases
Future lease liabilities	25,102	16,467
1-2 years
Leases
Future lease liabilities	21,509	12,613
>2 years
Leases
Future lease liabilities	kr 18,412	kr 10,053